Himax Technologies, Inc. (the Parent Company only) - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Profit for the year	$ 79,770	$ 49,421	$ 235,467
Adjustments for:
Changes in fair value of financial assets at fair value through profit or loss	(1,363)	(1,655)	(1,246)
Interest income	(9,907)	(8,746)	(4,813)
Loss on re-measurement of the pre-existing relationships in a business combination	0	1,932	0
Unrealized foreign currency exchange losses	(171)	624	(2,883)
Changes in:
Cash generated from operating activities	119,397	203,420	152,665
Interest received	9,732	8,567	4,525
Interest paid	(4,015)	(6,080)	(2,783)
Net cash provided by operating activities	115,976	152,841	82,908
Cash flows from investing activities:
Acquisitions of financial asset at amortized cost	(11,236)	(6,911)	(8,763)
Proceeds from disposal of financial assets at amortized cost	19,457	3,099	25,823
Acquisitions of financial assets at fair value through profit or loss	(76,003)	(82,628)	(108,374)
Acquisitions of financial assets at fair value through other comprehensive income	(17,164)	(1,379)	0
Acquisitions of equity method investments	(1,236)	0	(3,264)
Net cash provided by (used in) investing activities	(516)	(88,882)	14,998
Cash flows from financing activities:
Purchase of treasury shares	(832)	0	0
Payments of cash dividends	(50,670)	(83,720)	(217,873)
Repayments of short-term secured borrowings	(1,729,600)	(1,299,600)	(994,800)
Net cash provided by financing activities	(88,217)	(93,591)	(211,068)
Net increase in cash	26,399	(29,832)	(114,443)
Cash and cash equivalents at beginning of year	191,749	221,581	336,024
Cash and cash equivalents at end of year	218,148	191,749	221,581
Equity attributable to owners of parent
Cash flows from operating activities:
Profit for the year	79,755	50,616	236,982
Adjustments for:
Changes in fair value of financial assets at fair value through profit or loss	(1,238)	(1,639)	(1,021)
Interest income	(543)	(268)	(166)
Finance costs	11,201	12,371	4,944
Share of profits of subsidiaries and affiliates	(89,959)	(63,661)	(241,712)
Loss on re-measurement of the pre-existing relationships in a business combination	0	1,932	0
Unrealized foreign currency exchange losses	0	96	493
Adjustments to reconcile profit (loss)	(784)	(553)	(480)
Changes in:
Other current assets	(200)	(1)	(19)
Other current liabilities	55	96	(689)
Cash generated from operating activities	(929)	(458)	(1,188)
Interest received	329	218	172
Interest paid	(3,783)	(5,891)	(2,561)
Net cash provided by operating activities	(4,383)	(6,131)	(3,577)
Cash flows from investing activities:
Acquisitions of financial asset at amortized cost	(62)	(185)	(163)
Proceeds from disposal of financial assets at amortized cost	(5,481)	0	0
Acquisitions of financial assets at fair value through profit or loss	(5,064)	(4,166)	0
Acquisitions of financial assets at fair value through other comprehensive income	(1,000)	0	0
Acquisitions of equity method investments	(1,236)	0	0
Net cash provided by (used in) investing activities	(1,881)	(4,351)	(163)
Cash flows from financing activities:
Purchase of treasury shares	(832)	0	0
Prepayments for purchase of treasury stock	(2,168)	0	0
Payments of cash dividends	(50,670)	(83,720)	(217,873)
Payments of dividend equivalents	(233)	(148)	0
Repayments of long-term unsecured borrowings	(6,000)	(6,000)	(6,000)
Proceeds from short-term secured borrowings	1,780,300	1,383,300	1,212,700
Repayments of short-term secured borrowings	(1,729,600)	(1,299,600)	(994,800)
Proceeds from issue of RSUs from subsidiaries	2,460	2,343	1,187
Proceeds from debt from a subsidiary	203,230	182,230	197,955
Repayments of debt from a subsidiary	(182,230)	(167,230)	(187,455)
Net cash provided by financing activities	14,257	11,175	5,714
Net increase in cash	7,993	693	1,974
Cash and cash equivalents at beginning of year	3,639	2,946	972
Cash and cash equivalents at end of year	$ 11,632	$ 3,639	$ 2,946